Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and equivalents (note 14A)	$ 3,743	$ 3,314
Accounts receivable	407	363
Inventories	2,160	2,289
Other current assets	609	565
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	6,919	6,531
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	0	356
Total current assets	6,919	6,887
Non-current assets
Equity in investees (note 12)	4,587	4,527
Property, plant and equipment	24,727	24,141
Goodwill	4,769	4,769
Intangible assets	214	226
Deferred income tax assets	143	235
Non-current portion of inventory	2,460	2,300
Other assets	1,361	1,307
Total assets	45,180	44,392
Current liabilities
Accounts payable	1,072	1,155
Debt (note 14B)	26	375
Current income tax liabilities	122	224
Other current liabilities	591	622
Total current liabilities	1,811	2,376
Non-current liabilities
Debt (note 14B)	5,142	5,161
Provisions	3,291	3,114
Deferred income tax liabilities	3,106	3,091
Other liabilities	1,084	823
Total liabilities	14,434	14,565
Equity
Capital stock (note 16)	29,234	29,231
Deficit	(9,214)	(9,722)
Accumulated other comprehensive loss	(37)	(122)
Other	2,049	2,045
Total equity attributable to Barrick Gold Corporation shareholders	22,032	21,432
Non-controlling interests	8,714	8,395
Total equity	30,746	29,827
Contingencies and commitments (notes 5 and 17)
Total liabilities and equity	$ 45,180	$ 44,392